Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended																16 Months Ended	208 Months Ended	211 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2013	Mar. 31, 2014
Revenue	$ 5,048	$ 1,300	$ 41,419	$ 1,189																$ 42,608	$ 47,656
Cost of Revenue	3,100	574	19,833	9,200																29,033	29,033
Loss on firm purchase commitment	459,980	484,091	1,965,482	783,593																2,749,075	3,209,055
Cost of goods sold	463,080	484,665	1,985,315	792,793																2,778,108	3,238,088
Gross loss	(458,032)	(483,365)	(1,943,896)	(791,604)																(2,735,500)	(3,190,432)
Operating expenses:
Research and development	0	0	0	35,544																2,935,949	2,935,949
Depreciation and amortization	20,388	24,176	98,005	102,971																303,116	323,505
General and administrative expenses	428,533	1,086,754	3,800,405	4,046,080																31,099,209	31,530,841
Impairment of assets				878,276																4,570,007	4,570,007
Gain on disposal of assets																				(794)	(794)
Total operating expenses	448,921	1,110,930	3,898,410	5,062,871																38,907,487	39,359,508
Operating loss	(906,953)	(1,594,295)	(5,842,306)	(5,854,475)																(41,642,987)	(42,549,940)
Other income (expense):
Interest income																				17,286	17,286
Interest expense	(258,540)	(117,370)	(852,271)	(1,727,512)																(3,481,976)	(3,740,516)
Investment income																				170,753	170,753
Loss on extinguishment of debt		(6,250)	(34,202)	13,202																(173,914)	(173,914)
Gain on change in fair value of derivative liabilities	236,031	72,896	304,994	131,397																259,018	495,049
Other income (expense), net		(753)	(754)	273,077																305,138	305,138
Total other income (expense)	(22,509)	(51,477)	(582,233)	(1,309,836)																(2,903,695)	(2,926,204)
Net loss	(929,462)	(1,645,772)	(6,424,539)	(7,164,311)																(44,546,682)	(45,476,144)
Net loss attributable to the non-controlling interest																				(183,422)	(183,422)
Net loss attributable to Revolutions Medical Corporation	$ (929,462)	$ (1,645,772)	$ (6,424,539)	$ (7,164,311)	$ (4,541,518)	$ (3,231,425)	$ (2,463,751)	$ (1,335,154)	$ (4,475,017)	$ (598,302)	$ (1,310,783)	$ (1,552,008)	$ (1,391,518)	$ (1,933,676)	$ (2,199,085)	$ (1,347,859)	$ (1,014,555)	$ (2,584,383)	$ (795,376)	$ (44,363,260)	$ (45,292,722)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.12)
Weighted average common shares outstanding - basic and diluted (in Shares)	109,665,183	75,454,170	91,264,327	61,779,765